Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information [Abstract]
SEGMENTED INFORMATION
15.	Segmented information

The Company has determined that it has one operating segment, being the exploration of mineral properties.

Information about the Company’s non-current assets by jurisdiction is detailed below:

As at December 31,	2025	2024
Mexico	$19,747	$19,750
Ecuador	11,723	4,774
Chile	6	7
Peru	480	79
Canada	111	6
	$32,067	$24,616

Information about the Company’s exploration expenditures by jurisdiction is detailed in Note 13.